Financial Instruments and Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) item $ / bbl	Dec. 31, 2024 CAD ($)
Commodity Price Risk
Financial Instruments and Risk Management
Increase in price per barrel of crude oil | $ / bbl	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 328	$ 316
Foreign Currency Exchange Risk
Financial Instruments and Risk Management
Number of derivative instruments outstanding | item	0
Percentage of strengthening in the Cdn$ relative to the US$	0.01%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 100	105
Interest Rate Risk
Financial Instruments and Risk Management
Increase (decrease) in pre-tax earnings from increase in interest rates	$ 37	$ 35
Interest Rate Risk | Variable interest rates
Financial Instruments and Risk Management
Increase in interest rates	1.00%